Other Stock-Related Information (Stock Option Activity) (Narratives) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.26%	2.506%	1.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		3.14%	4.00%	4.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		26.00%	28.00%	29.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		$ 360	$ 392	$ 265
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		739
Stock or Unit Option Plan Expense		215	231	220
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options		439	490	355
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense		118	128	88
Share Based Compensation Arrangement By Share Based Payment Award FairValue Assumptions Expected Lives		7.3	7.5	7.8
Stock Option [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 5.26	$ 4.52	$ 3.8
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options	$ 185